UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 February 23, 2005

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	$1,429,311

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    55449  1391813 SH       SOLE                  1365643             26170
                                                              2661    66800 SH       OTHER                   62060              4740
ALLSTATE CORP                  COM              020002101      491     9500 SH       SOLE                     9500
                                                              1551    30000 SH       OTHER                   30000
AMERICAN INTL GROUP INC        COM              026874107    58412   889486 SH       SOLE                   873091             16395
                                                              3681    56058 SH       OTHER                   54452              1606
AUTOMATIC DATA                 COM              053015103    53456  1205335 SH       SOLE                  1182205             23130
                                                              4445   100237 SH       OTHER                   89537             10700
AVON PRODUCTS, INC.            COM              054303102    52617  1359627 SH       SOLE                  1334987             24640
                                                              3011    77815 SH       OTHER                   73415              4400
BANK NEW YORK INC              COM              064057102    61750  1847715 SH       SOLE                  1815695             32020
                                                             11300   338138 SH       OTHER                  201838            136300
BIOMET INC                     COM              090613100    46072  1061818 SH       SOLE                  1040438             21380
                                                              2488    57347 SH       OTHER                   56647               700
CINTAS CORP                    COM              172908105    52792  1203659 SH       SOLE                  1185924             17735
                                                              3225    73533 SH       OTHER                   65385              8148
COCA COLA                      COM              191216100      237     5700 SH       SOLE                     5700
                                                               306     7355 SH       OTHER                    7355
COLGATE PALMOLIVE CO           COM              194162103    38220   747076 SH       SOLE                   740416              6660
                                                              2011    39315 SH       OTHER                   37915              1400
COSTCO WHOLESALE CORP NEW      COM              22160K105    61710  1274756 SH       SOLE                  1248471             26285
                                                              2426    50130 SH       OTHER                   48830              1300
DELL INC.                      COM              24702R101    66140  1569548 SH       SOLE                  1545303             24245
                                                              3164    75085 SH       OTHER                   74185               900
ECOLAB INC                     COM              278865100    38876  1106642 SH       SOLE                  1088522             18120
                                                              1859    52920 SH       OTHER                   52620               300
EMC CORP-MASS                  COM              268648102    46918  3155259 SH       SOLE                  3103809             51450
                                                              1466    98630 SH       OTHER                   96830              1800
FASTENAL CO                    COM              311900104      492     8000 SH       SOLE                     8000
                                                               184     3000 SH       OTHER                     600              2400
FISERV, INC.                   COM              337738108    59044  1469126 SH       SOLE                  1442916             26210
                                                              2719    67670 SH       OTHER                   66920               750
GENERAL ELECTRIC CO            COM              369604103    52255  1431650 SH       SOLE                  1426280              5370
                                                              2964    81211 SH       OTHER                   80786               425
GENTEX CORP                    COM              371901109    46342  1251814 SH       SOLE                  1225294             26520
                                                              2283    61680 SH       OTHER                   58180              3500
HARLEY-DAVIDSON INC            COM              412822108    67168  1105660 SH       SOLE                  1082585             23075
                                                              4217    69420 SH       OTHER                   65320              4100
INTEL CORP                     COM              458140100    54339  2323206 SH       SOLE                  2294326             28880
                                                              5436   232433 SH       OTHER                  197633             34800
JOHNSON & JOHNSON              COM              478160104    58529   922883 SH       SOLE                   902193             20690
                                                              4697    74067 SH       OTHER                   63767             10300
MEDTRONIC INC                  COM              585055106    54358  1094383 SH       SOLE                  1073263             21120
                                                              2792    56226 SH       OTHER                   55826               400
MGIC INVT CORP WIS             COM              552848103      254     3700 SH       SOLE                     3700
                                                                68     1000 SH       OTHER                     400               600
MICROSOFT CORP                 COM              594918104    61232  2291623 SH       SOLE                  2259358             32265
                                                              7192   269180 SH       OTHER                  228580             40600
MOLEX INC CL A                 COM              608554200    46678  1751540 SH       SOLE                  1720393             31147
                                                              2528    94867 SH       OTHER                   94236               631
OMNICOM GROUP INC              COM              681919106    56497   670037 SH       SOLE                   658697             11340
                                                              2249    26675 SH       OTHER                   26475               200
PATTERSON COMPANIES INC COM    COM              703395103    57370  1322200 SH       SOLE                  1302000             20200
                                                              3223    74290 SH       OTHER                   73690               600
STATE STREET CORP              COM              857477103    50199  1021974 SH       SOLE                  1000694             21280
                                                              2237    45556 SH       OTHER                   45356               200
WALGREEN CO COM                COM              931422109    42841  1116532 SH       SOLE                  1094577             21955
                                                              2164    56405 SH       OTHER                   56105               300